Stock Option Plan (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares outstanding	1,105,896	1,105,896	658,592	280,000
Number of shares fully vested and exercisable	690,281	465,190
Option 1
Exercise price	$ 0.001	$ .001
Number of shares outstanding	555,520	555,520
Weighted average remaining contractual life	7 years	7 years 8 months 12 days
Number of shares fully vested and exercisable	457,940	406,280
Weighted average remaining contractual life	6 years 10 months 24 days	7 years 7 months 6 days
Option 2
Exercise price	$ 6.000	$ 6.000
Number of shares outstanding	550,376	550,376
Weighted average remaining contractual life	8 years 9 months 18 days	9 years 6 months
Number of shares fully vested and exercisable	232,341	58,910
Weighted average remaining contractual life	8 years 8 months 12 days	8 years 10 months 24 days